RELATED PARTY TRANSACTIONS - Sponsor Shares (Details)	1 Months Ended
	Mar. 31, 2021 shares	Jan. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Jul. 28, 2022 shares	Dec. 31, 2021 shares	Feb. 28, 2021 shares
Related Party Transaction [Line Items]
Common shares outstanding (in shares)						8,000,002
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common shares outstanding (in shares)			20,847,553	21,104,225
Sponsor | Related Party | Class B Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares)		7,187,500
Consideration received | $		$ 25,000.000
Price per unit (in dollars per share) | $ / shares		$ 0.003
Common shares outstanding (in shares)	8,545,000						7,107,500
Ownership percentage	20.00%
Investor Directors | Related Party | Class B Ordinary Shares
Related Party Transaction [Line Items]
Common shares outstanding (in shares)							20,000
Sponsor and Investor Directors | Related Party | Class B Ordinary Shares
Related Party Transaction [Line Items]
Common shares outstanding (in shares)					8,625,000
Stock conversion ratio					1